UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Marathon Asset Management, LLC

Address:  461 Fifth Avenue, 10th Floor
          New York, New York 10017


13F File Number: 28-10682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew H. Rabinowitz
Title:  Chief Financial Officer
Phone:  (212) 381-4461


Signature, Place and Date of Signing:

/s/ Andrew H. Rabinowitz         New York, New York          November 10, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 58

Form 13F Information Table Value Total: $558,084
                                      (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.   Form 13F File Number    Name

1     28-10683                Marathon Global Convertible Master Fund, Ltd.


FORM 13F INFORMATION TABLE

COLUMN 1                 COLUMN  2          COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                         TITLE                          VALUE   SHRS OR    SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER           OF CLASS           CUSIP      (x1000)  PRN AMT    PRN  CALL  DISCRETN  MGRS   SOLE         SHARED      NONE
--------------           --------           -----      -------  -------    ---  ----  --------  ----   ----         ------      ----
ADVANCED MICRO
  DEVICES INC            COM                007903107   4,889      194,000 SH         SHARED    1                      194,000
AMERICAN EXPRESS CO      DBCV 1.850% 12/0   025816AS8  22,129   21,000,000 PRN        SHARED    1                   21,000,000
AMERIPRISE FINL INC      COM                03076C106     839       23,450 SH         SHARED    1                       23,450
AMR CORP                 NOTE 4.500% 2/1    001765BB1   2,830    4,000,000 PRN        SHARED    1                    4,000,000
AMR CORP                 NOTE 4.250% 9/2    001765BA3  20,076   24,900,000 PRN        SHARED    1                   24,900,000
BANKUNITED FINL CORP     NOTE 3.125% 3/0    06652BAE3   4,413    5,000,000 PRN        SHARED    1                    5,000,000
CALPINE CORP             COM                131347106   1,166      453,000 PRN  PUT   SHARED    1                        4,500
CALPINE CORP             NOTE 4.750% 11/1   131347BJ4  11,050   20,000,000 PRN        SHARED    1                   20,000,000
CARMIKE CINEMAS INC      COM                143436400     264       11,500 SH         SOLE      NONE       11,500
CENTERPOINT ENERGY INC   NOTE 2.875% 1/1    15189TAL1  23,850   20,000,000 PRN        SHARED    1                   20,000,000
CHIRON CORP              DBCV 1.625% 8/0    170040AG4   4,644    5,000,000 PRN        SOLE      NONE    5,000,000
CITADEL
  BROADCASTING CORP      NOTE 1.875% 2/1    17285TAB2  11,700   15,000,000 PRN        SHARED    1                   15,000,000
CONSTAR INTL INC NEW     COM                21036U107     344      170,400 SH         SOLE      NONE      170,400
CONTINENTAL AIRLS INC    NOTE 5.000% 6/1    210795PJ3  66,778   89,066,000 PRN        SHARED    1                   89,066,000
CONTINENTAL AIRLS INC    NOTE 4.500% 2/0    210795PD6  25,920   32,000,000 PRN        SOLE      NONE   32,000,000
CSX CORP                 DBCV 10/3          126408GA5   7,290    8,000,000 PRN        SHARED    1                    8,000,000
DANA CORP                COM                235811106     444       47,200 SH         SOLE      NONE       47,200
DELPHI CORP              COM                247126105     451      163,300 SH         SOLE      NONE      163,300
DURA AUTOMOTIVE
  SYSTEMS CORP           CL A               265903104   2,321      577,376 SH         SOLE      NONE      577,376
DYNEGY INC NEW           SDCV 4.750% 8/1    26816QAB7  49,080   38,010,000 PRN        SHARED    1                   38,010,000
ELAN PLC                 ADR                284131208     510      100,000 SH   CALL  SOLE      NONE      100,000
ELAN PLC                 ADR                284131208   1,329      150,000 SH         SHARED    1                      150,000
GATEWAY INC              NOTE 2.000% 12/3   367626AD0   4,250    6,250,000 PRN        SHARED    1                    6,250,000
GENERAL MTRS CORP        COM                370442105   3,061      100,000 PRN  PUT   SOLE      NONE        1,000
GENERAL MTRS CORP        DEB SR CONV B      370442733   2,753      160,500 PRN        SHARED    1                      160,500
GENERAL MTRS CORP        DEB SR CONV C 33   370442117  23,760    1,200,000 PRN        SHARED    1                    1,200,000
GRACE WR&CO DEL NEW      COM                38388F108  17,065    1,906,750 SH         SOLE      NONE    1,906,750
GRAFTECH INTL LTD        DBCV 1.625% 1/1    384313AB8     638    1,000,000 PRN        SHARED    1                    1,000,000
HAYES LEMMERZ INTL INC   COM NEW            420781304   8,918    1,990,700 SH         SOLE      NONE    1,990,700
INFINEON
  TECHNOLOGIES AG        SPONSORED ADR      45662N103      98       10,000 PRN        SHARED    1                       10,000
INVITROGEN CORP          NOTE 2.250% 12/1   46185RAD2  27,466   27,500,000 PRN        SHARED    1                   27,500,000
ISHARES INC              MSCI JAPAN         464286848     305       25,000 SHR        SOLE      NONE       25,000
ITC DELTACOM INC         COM PAR 0.01       45031T872     925      430,222 SH         SOLE      NONE      430,222
JETBLUE AWYS CORP        NOTE 3.500% 7/1    477143AB7  16,365   18,757,000 PRN        SHARED    1                   18,757,000
LEVEL 3
  COMMUNICATIONS INC     NOTE 2.875% 7/1    52729NBA7   4,159    7,427,000 PRN        SHARED    1                    7,427,000
LODGIAN INC              COM PAR .01        54021P403     705       68,738 SH         SOLE      NONE       68,738
LSI LOGIC CORP           NOTE 4.000% 5/1    502161AJ1  15,207   14,500,000 PRN        SHARED    1                   14,500,000
LUCENT TECHNOLOGIES INC  DBCV 2.750% 6/1    549463AH0  23,975   20,000,000 PRN        SHARED    1                   20,000,000
MASCO CORP               NOTE 7/2           574599BB1  18,400   40,000,000 PRN        SHARED    1                   40,000,000
MECHEL STEEL GROUP OAO   SPONSORED ADR      583840103     456       12,500 SHR        SOLE      NONE       12,500
MEDTRONIC INC            DBCV 1.250% 9/1    585055AD8   5,000    5,000,000 PRN        SHARED    1                    5,000,000
MERCURY
  INTERACTIVE CORP       NOTE 5/0           589405AD1   7,388    7,500,000 PRN        SHARED    1                    7,500,000
MICRON TECHNOLOGY INC    COM                595112103   3,949      296,900 PRN        SHARED    1                      296,900
MOBILE TELESYSTEMS OJSC  SPONSORED ADR      607409109   1,627       40,000 SHR        SOLE      NONE       40,000
MOVIE GALLERY INC        COM                624581104     215        1,000 SH         SOLE      NONE        1,000
NEWS AMER INC            NOTE 2/2           652482AZ3   8,902   15,250,000 PRN        SHARED    1                   15,250,000
NOVELL INC               DBCV 0.500% 7/1    670006AC9   4,033    4,500,000 PRN        SHARED    1                    4,500,000
NTL INC DEL              COM                62940M104  10,498      157,155 SH         SOLE      NONE      157,155
PLACER DOME INC          DBCV 2.750% 10/1   725906AK7   4,936    5,050,000 PRN        SHARED    1                    5,050,000
PRICELINE COM INC        NOTE 1.000% 8/0    741503AC0   2,543    3,000,000 PRN        SHARED    1                    3,000,000
SABRE HOLDINGS CORP      CL A               785905100   1,817       89,600 SH         SOLE      NONE       89,600
SEPRACOR INC             NOTE 10/1          817315AW4   5,094    5,000,000 PRN        SHARED    1                   5,000,000
SOLECTRON CORP           NOTE 0.500% 2/1    834182AT4   8,291   11,000,000 PRN        SHARED    1                  11,000,000
TELEWEST GLOBAL INC      COM                87956T107  14,672      639,283 SH         SOLE      NONE     639,283
TIM HELLAS TELECOMM SA   ADR                88706Q104     356       18,400 SHR        SOLE      NONE      18,400
UNITED
  MICROELECTRONICS CORP  SPONSORED ADR      910873207      42       11,975 SHR        SOLE      NONE      11,975
VECTOR GROUP LTD         NOTE 6.250% 7/1    92240MAC2   9,721    9,745,000 PRN        SHARED    1                   9,745,000
WATSON
  PHARMACEUTICALS INC    DBCV 1.750% 3/1    942683AC7  41,954   41,334,000 PRN        SHARED    1                  41,334,000
                                                      558,084

02337.0005 #615575